Hedge accounting (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	R$ 356,851	R$ 282,444
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	101,443	54,243
Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	25,287	16,304
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	236,045	208,993
Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	10,900	8,187
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	178,283	146,558
Not later than one year [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	12,942	6,133
Not later than one year [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	9,404	2,288
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	92,728	55,650
Later than one year and not later than two years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	3,574	2,575
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	504	2,008
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	38,521	31,336
Later than two years and not later than three years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	535	1,048
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	19,028	23,937
Later than three years and not later than four years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,556	532
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	126	678
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	14,967	12,087
Later than four years and not later than five years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	2,930	734
Later than four years and not later than five years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	415	2,833
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	11,115	11,793
Later than five years and not later than ten years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	3,328	4,979
Later than five years and not later than ten years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	451	380
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	2,209	1,083
Later than ten years [member] | Fair value hedges [member] | Hedge Of Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	280
Later than ten years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	422	303
Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	107,677	120,550
Hedge Of Deposits And Repurchase Agreements [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	10,910	18,265
Hedge Of Deposits And Repurchase Agreements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	67,617	78,786
Hedge Of Deposits And Repurchase Agreements [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	27,835	17,167
Hedge Of Deposits And Repurchase Agreements [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	9,146	12,556
Hedge Of Deposits And Repurchase Agreements [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,467	8,672
Hedge Of Deposits And Repurchase Agreements [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,174	1,562
Hedge Of Deposits And Repurchase Agreements [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	438	1,807
Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,437	1,323
Hedge Of Highly Probable Forecast Transactions [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,437	1,323
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	19,363	19,208
Hedges of net investment in foreign operations [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	19,363	19,208
Hedge Of Loan Operations [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	37,116	12,589
Hedge Of Loan Operations [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	10,910	18,265
Hedge Of Loan Operations [Member] | Not later than one year [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	8,227	2,230
Hedge Of Loan Operations [Member] | Not later than one year [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	7,310	10,353
Hedge Of Loan Operations [Member] | Later than one year and not later than two years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	12,446	2,173
Hedge Of Loan Operations [Member] | Later than one year and not later than two years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,148	5,376
Hedge Of Loan Operations [Member] | Later than two years and not later than three years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	6,090	3,114
Hedge Of Loan Operations [Member] | Later than two years and not later than three years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	746	1,280
Hedge Of Loan Operations [Member] | Later than three years and not later than four years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	4,334	1,577
Hedge Of Loan Operations [Member] | Later than three years and not later than four years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,272
Hedge Of Loan Operations [Member] | Later than four years and not later than five years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	4,092	2,523
Hedge Of Loan Operations [Member] | Later than four years and not later than five years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	434	1,256
Hedge Of Loan Operations [Member] | Later than five years and not later than ten years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,647	972
Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,966	7,394
Hedge Of Assets Transactions [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount		7,394
Hedge Of Assets Transactions [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount
Hedge Of Assets Transactions [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,247
Hedge Of Assets Transactions [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	719
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	63,261	42,570
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	22,629
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	15,489	20,813
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	17,016	10,624
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	5,170	11,133
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	2,957
Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	39,894	10,704
Hedge Of Assets Denominated In U F [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	16,801	10,704
Hedge Of Assets Denominated In U F [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	23,093
Hedge Of Securities [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	38,743	25,105
Hedge Of Securities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	12,256	7,894
Hedge Of Securities [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	8,639	5,538
Hedge Of Securities [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	3,741	2,714
Hedge Of Securities [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	4,384	1,345
Hedge Of Securities [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	2,965	3,179
Hedge Of Securities [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	5,251	3,655
Hedge Of Securities [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,507	780
Hedge Of Firm Commitments Fair Value [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	297
Hedge Of Firm Commitments Fair Value [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	297
Hedge Of Firm Commitments [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	R$ 297	245
Hedge Of Firm Commitments [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount		R$ 245